UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009
                                                ------------------------

Check here if Amendment [ ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Prentice Capital Management, LP
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Address:   623 Fifth Avenue, 32nd Floor
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           New York, New York  10022
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Form 13F File Number:     028-11708
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathew Hoffman
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Title:     General Counsel
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Phone:     212-756-8051
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Signature, Place, and Date of Signing:

       /s/ Mathew Hoffman          New York, New York              5/14/09
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        6
                                               -------------

Form 13F Information Table Value Total:        40,792
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


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

                                                     FORM 13F INFORMATION TABLE
   COLUMN 1                      COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7            COLUMN 8
   NAME OF                         TITLE               VALUE      SHRS OR   SH/  PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
   ISSUER                        OF CLASS    CUSIP    (X $1000)   PRN AMT   PRN  CALL DISCRETION MANAGERS    SOLE     SHARED    NONE

BLOCKBUSTER INC                    CL A    093679108   8,762    12,170,683   SH         SOLE              12,170,683
BLUEFLY INC                       COM NEW  096227301   2,856     3,038,625   SH         SOLE               3,038,625
GAIAM INC                          CL A    36268Q103  14,529     4,429,633   SH         SOLE               4,429,633
RUSS BERRIE & CO                   COM     782233100   5,808     4,399,733   SH         SOLE               4,399,733
ULURU INC                          COM     90403T100      83       458,847   SH         SOLE                 458,847
WET SEAL INC                       CL A    961840105   8,754     2,605,270   SH         SOLE               2,605,270
